EATON VANCE ALABAMA MUNICIPALS FUND
                      EATON VANCE ARKANSAS MUNICIPALS FUND
                       EATON VANCE GEORGIA MUNICIPALS FUND
                      EATON VANCE KENTUCKY MUNICIPALS FUND
                      EATON VANCE LOUISIANA MUNICIPALS FUND
                      EATON VANCE MARYLAND MUNICIPALS FUND
                      EATON VANCE MISSOURI MUNICIPALS FUND
                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                       EATON VANCE OREGON MUNICIPALS FUND
                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                      EATON VANCE TENNESSEE MUNICIPALS FUND
                      EATON VANCE VIRGINIA MUNICIPALS FUND

                       Supplement to Prospectus Dated
                              January 1, 2004,
                        as Revised February 23, 2004


Effective the date of this Supplement, each of the above Funds will invest its assets directly in securities. Formerly, each Fund invested its assets in a corresponding investment company (referred to as a Portfolio) that had the same investment objective and policies as each Fund. Each Fund's investment objective and other investment policies remain unchanged. In addition, Boston Management and Research, the investment adviser to the Portfolios, will act as investment adviser to each Fund. The investment advisory fee paid remains unchanged.



September 24, 2004                                                   12MUNI1/1PS